SUBSEQUENT EVENTS (Details Narrative)	May 29, 2024
Subsequent Event [Member]
Subsequent Event [Line Items]
Issued and outstanding number of ordinary shares descriptions	The Share Consolidation will reduce the issued and outstanding number of ordinary shares of the Company as of March 31, 2024 from 51,568,883 shares to approximately 3,437,926 shares.